UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-02884

Barrett Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Asset Management, LLC
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

(212) 983-5080
Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

	Barrett Opportunity Fund
	Schedule of Investments
	May 31, 2012
	(Unaudited)
Shares		Value
	COMMON STOCKS - 92.27%
	Beverage and Tobacco Product Manufacturing - 1.17%
10,000	PepsiCo, Inc.	$678,500

	Chemical Manufacturing - 3.98%
12,000	Abbott Laboratories	741,480
20,242	Monsanto Co.	1,562,682
	Total Chemical Manufacturing	2,304,162

	Computer and Electronic Product Manufacturing - 8.06%
10,000	3M Co.	844,100
215,210	Koninklijke Philips Electronics NV - NY Registerd Shares - ADR	3,830,738
	Total Computer and Electronic Product Manufacturing	4,674,838

	Credit Intermediation and Related Activities - 9.94%
282,971	The Bank of New York Mellon Corp.	5,761,290

	Data Processing, Hosting and Related Services - 1.35%
15,000	Automatic Data Processing, Inc.	782,250

	Insurance Carriers and Related Activities - 22.38%
180,000	The Chubb Corp.	12,972,600

	Medical Equipment and Supplies Manufacturing - 0.54%
5,000	Johnson & Johnson	312,150

	Petroleum and Coal Products Manufacturing - 22.05%
87,300	Murphy Oil Corp.	4,069,926
140,100	Royal Dutch Shell PLC - Class A - ADR	8,711,418
	Total Petroleum and Coal Products Manufacturing	12,781,344

	Real Estate - 4.90%
100,400	Forest City Enterprises, Inc. - Class A (a)	1,344,356
112,500	Forest City Enterprises, Inc. - Class B (a)(b)	1,497,937
	Total Real Estate	2,842,293

	Transportation Equipment Manufacturing - 10.52%
95,300	General Dynamics Corp.	6,100,153

	Waste Management and Remediation Services - 0.92%
88,850	TRC Cos., Inc. (a)	535,766

	Water Transportation - 2.01%
22,800	Alexander & Baldwin, Inc.	1,163,256

	Wood Product Manufacturing - 4.45%
126,800	Leucadia National Corp.	2,576,576
	Total Common Stocks (Cost $7,595,805)	53,485,178

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.56%
	Real Estate - 6.56%
88,485	Rayonier, Inc.	3,802,200
	Total Real Estate Investment Trusts (Cost $853,173)	3,802,200

	SHORT-TERM INVESTMENTS - 0.75%
	Money Market Fund - 0.75%
434,982	Fidelity Institutional Money Market Fund - Government Portfolio - Class I, 0.01% (c)	434,982
	Total Short-Term Investments (Cost $434,982)	434,982

	Total Investments (Cost $8,883,960) - 99.58%	57,722,360
	Other Assets in Excess of Liabilities - 0.42%	242,516
	Total Net Assets - 100.00%	$57,964,876

	Percentages are stated as a percent of net assets.
	ADR - American Depository Receipt
	(a) Non-income producing security.
	(b) Convertible into Forest City Enterprises, Inc. - Class A shares.
	(c) Variable rate security. The rate listed is as of May 31, 2012.

Notes to the Schedule of Investments (Unaudited)

1) Investment Valuation

Equity securities, including common stocks and REITs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC Topic 820”), establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 -	quoted prices in active markets for identical investments
Level 2 -	other significant observable inputs (including quoted prices fro similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets include active listed equities, REITs and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value as of May 31, 2012. The inputs and methodologies used to value securities may not be an indication of the risk associated with investing in these securities:

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$53,485,178	$53,485,178	$-	$-
Total Real Estate Investment Trusts	3,802,200	3,802,200	-	-
Total Money Market Fund	434,982	434,982	-	-
Total Investments	$57,722,360	$57,722,360	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period:

Barrett Opportunity Fund
Beginning Balance - September 1, 2011	$-	+
Purchases	-
Sales	-	+
Realized gains	-
Realized losses	(164,529)
Change in unrealized appreciation (depreciation)	164,529
Transfers in/(out) of Level 3	-
Ending Balance - May 31, 2012	$-

+ Value is less than $1.
   There were no transfers of securities between levels during the reporting period.
   It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold any derivative instruments during the reporting period.

2) The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows**:

Cost of investments	$8,883,960
Gross unrealized appreciation	48,845,362
Gross unrealized depreciation	(6,962)
Net unrealized appreciation	$48,838,400

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
      For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barrett Opportunity Fund, Inc.

By (Signature and Title)*/s/ Peter H. Shriver
  Peter H. Shriver, President

Date  7/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Peter H. Shriver
  Peter H. Shriver, President

Date  7/9/2012

By (Signature and Title)*   /s/ John G. Youngman
 John G. Youngman, Treasurer

Date  7/9/2012

* Print the name and title of each signing officer under his or her signature.